UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number    811-21893
Nuveen Global Government Enhanced Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Global Government Enhanced Income Fund (JGG)
September 30, 2008

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Sovereign Debt – 14.5% (3)

		Colombia – 6.8%

23,500,000	COP	Republic of Colombia	12.000%	10/22/15	BB+	$11,293,913

		Greece – 4.3%

5,700	EUR	Hellenic Republic	4.600%	9/20/40	A	7,054,810

		Turkey – 3.4%

5,200		Republic of Turkey, Government Bond	9.500%	1/15/14	BB-	5,681,000

		Total Sovereign Debt (cost $25,899,100)				24,029,723

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		U.S. Government and Agency Obligations – 24.3%

$22,500		Federal Home Loan Banks, Discount Notes	0.000%	12/08/08	Aaa	$22,404,105
12,000		Federal Home Loan Banks, Discount Notes	0.000%	2/03/09	Aaa	11,942,256
6,000		Federal Home Loan Banks, Discount Notes (5)	0.000%	12/10/08	Aaa	5,939,064

$40,700		Total U.S. Government and Agency Obligations (cost $40,274,437)				40,285,425

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Short-Term Investments – 59.8% (4)

		U.S. Government and Agency Obligations – 55.6%

$8,350		Federal Home Loan Banks, Discount Notes	0.000%	10/03/08	Aaa	$8,349,026
25,500		Federal Home Loan Banks, Discount Notes	0.000%	10/21/08	Aaa	25,466,567
12,150		Federal Home Loan Banks, Discount Notes	0.000%	10/24/08	Aaa	12,133,621
22,225		Federal Home Loan Banks, Discount Notes (5)	0.000%	10/31/08	Aaa	22,186,847
14,000		Federal Home Loan Banks, Discount Notes	0.000%	11/12/08	Aaa	13,965,047
9,000		Federal Home Loan Banks, Discount Notes (5)	0.000%	11/14/08	Aaa	8,976,350
1,000		U.S. Treasury Bills	0.000%	10/30/08	Aaa	998,653
200		U.S. Treasury Bills	0.000%	11/06/08	Aaa	199,664

92,425		Total U.S. Government and Agency Obligations				92,275,775

		Repurchase Agreements – 4.2%

6,957		Repurchase Agreement with State Street Bank, dated 9/30/08, repurchase price $6,957,298, collateralized by $7,100,000 U.S. Treasury Bills, 0.000%, due 12/18/08, value $7,096,450	0.100%	10/01/08	N/A	6,957,279

$99,382		Total Short-Term Investments (cost $99,233,054)				99,233,054

		Total Investments (cost $165,406,591) – 98.6%				163,548,202

			Pay/Receive
		Floating Rate	Floating	Exercise	Expiration	Notional
Description	Counterparty	Index	Rate	Rate	Date	Amount	Premium		Value

	Call Swaptions Written – (0.1)%

OTC – 10-Year Interest Rate Swap	BNP Paribas	3-Month USD-LIBOR-BBA	Receive	4.310%	10/14/08	(17,090,000) USD	(180,300	) USD	$ (88,390)

	Total Call Swaptions Written (premiums received $180,300)								(88,390)

	Other Assets Less Liabilities – 1.5%								2,548,778

	Net Assets – 100%								$166,008,590

Forward Foreign Currency Exchange Contracts outstanding at September 30, 2008:

					Unrealized
Currency					Appreciation
Contracts	Amount	In Exchange	Amount	Settlement	(Depreciation)
to Deliver	(Local Currency)	For Currency	(Local Currency)	Date	(U.S. Dollars)

Canadian Dollar	5,100,750	U.S. Dollar	5,017,213	10/10/08	$221,981
Colombian Peso	15,232,200,000	U.S. Dollar	8,264,894	10/23/08	1,330,440
Colombian Peso	8,212,500,000	U.S. Dollar	4,041,585	12/12/08	335,181
Czech Koruna	75,603,000	U.S. Dollar	4,958,549	11/05/08	611,594
Danish Krone	24,090,000	U.S. Dollar	4,618,039	12/09/08	55,671
Euro	1,500,000	Iceland Krona	186,000,000	11/28/08	(377,980)
Euro	1,500,000	New Romanian Leu	5,420,250	11/28/08	(109,301)
Euro	5,054,036	U.S. Dollar	7,118,610	12/18/08	(19,515)
Hungarian Forint	766,590,000	U.S. Dollar	4,452,182	11/05/08	9,974
Iceland Krona	197,025,000	Euro	1,500,000	11/28/08	274,825
Japanese Yen	535,500,000	U.S. Dollar	5,000,000	10/27/08	(54,990)
New Taiwan Dollar	150,500,000	U.S. Dollar	4,987,572	10/09/08	315,179
New Turkish Lira	20,552,759	U.S. Dollar	16,608,290	11/14/08	650,763
New Turkish Lira	363,700	U.S. Dollar	285,311	11/14/08	2,928
New Zealand Dollar	8,300,000	U.S. Dollar	5,623,748	11/25/08	104,472
Pound Sterling	1,100,000	South African Rand	16,068,800	11/28/08	(45,245)
Singapore Dollar	6,885,000	U.S. Dollar	5,069,956	10/10/08	276,848
Singapore Dollar	6,799,450	U.S. Dollar	5,000,000	10/31/08	262,878
South African Rand	39,399,500	U.S. Dollar	4,997,665	11/04/08	276,244
South African Rand	16,203,000	Pound Sterling	1,100,000	11/28/08	29,248
U.S. Dollar	2,500,000	Ukraine Hryvna	12,800,000	10/09/08	18,435
U.S. Dollar	4,775,536	Canadian Dollar	5,100,750	10/10/08	19,697
U.S. Dollar	5,094,717	Singapore Dollar	6,885,000	10/10/08	(301,609)
U.S. Dollar	6,000,000	South African Rand	48,159,810	10/21/08	(210,887)
U.S. Dollar	5,009,917	Japanese Yen	535,500,000	10/27/08	45,073
U.S. Dollar	4,742,755	Singapore Dollar	6,799,450	10/31/08	(5,633)
U.S. Dollar	5,205,033	South African Rand	39,399,500	11/04/08	(483,611)
U.S. Dollar	4,467,787	Czech Koruna	75,603,000	11/05/08	(120,831)
U.S. Dollar	5,123,237	Hungarian Forint	766,590,000	11/05/08	(681,030)
U.S. Dollar	307,384	New Turkish Lira	396,817	11/14/08	712
U.S. Dollar	3,670,595	New Turkish Lira	4,738,187	11/14/08	8,218
U.S. Dollar	12,404,854	New Turkish Lira	15,781,455	11/14/08	(151,852)
U.S. Dollar	2,504,544	Indonesian Rupiah	23,425,000,000	11/24/08	(39,426)
U.S. Dollar	5,893,166	New Zealand Dollar	8,300,000	11/25/08	(373,890)
U.S. Dollar	1,200,000	Vietnam Dong	25,200,000,000	12/04/08	255,426
U.S. Dollar	4,641,350	Danish Krone	24,090,000	12/09/08	(78,983)
U.S. Dollar	619,132	Euro	424,105	12/18/08	(20,143)

					$2,030,861

Interest Rate Swaps outstanding at September 30, 2008:

			Fund			Fixed		Unrealized
			Pay/Receive	Floating	Fixed	Rate		Appreciation
	Notional		Floating	Rate	Rate	Payment	Termination	Depreciation
Counterparty	Amount		Rate	Index	(Annualized)	Frequency	Date	(U.S. Dollars)

Credit Suisse	17,700,000	AUD	Pay	6-Month AUD-BBR-BBSW	7.440%	Semi-Annually	6/30/18	$993,607
Credit Suisse	11,000,000	NZD	Pay	3-Month NZD-BBR-FRA	7.240	Semi-Annually	7/11/18	266,853
HSBC	34,000,000	ILS	Pay	3-Month TELBOR	5.760	Annually	11/21/17	747,807
JPMorgan	190,000,000	MXN	Pay	28-Day MXN TIIE	8.480	28-Day	1/03/18	(377,586)
Morgan Stanley	2,100,000,000	JPY	Pay	6-Month JPY-LIBOR-BBA	2.116	Semi-Annually	7/13/17	842,798
RBC	17,000,000	CAD	Pay	3-Month CAD-BA-CDOR	4.243	Semi-Annually	5/07/18	161,223
UBS	11,500,000	NZD	Pay	3-Month NZD-BBR-FRA	7.620	Semi-Annually	11/28/17	644,016

								$3,278,718

Futures Contracts outstanding at September 30, 2008:

Unrealized
				Value at	Appreciation
	Contract	Number of	Contract	September 30, 2008	(Depreciation)
Type	Position	Contracts	Expiration	(U.S. Dollars)	(U.S. Dollars)

U.S. 10-Year Treasury Note	Long	152	12/08	$17,423,000	$(146,519)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Additional Sovereign Debt exposure is obtained from the interest rate swap transactions.

(4)	Substantially all of the Fund’s short-term investments may be used as collateral for derivative transactions.

(5)	Portion of investments have been pledged to collateralize the net payment obligations under futures contracts, forward foreign currency exchange contracts and interest rate swap contracts.

N/A	Not applicable/not available.

OTC	Over-The-Counter market transaction.

AUD	Australian Dollar

CAD	Canadian Dollar

COP	Colombian Peso

EUR	Euro

ILS	Israeli Shekel

JPY	Japanese Yen

MXN	Mexican Peso

NZD	New Zealand Dollar

USD	United States Dollar

AUD-BBR-BBSW	Australian Bank Bill Rate-Bank Bill Swap

CAD-BA-CDOR	Canadian Bankers Acceptance Dealer Offered Rate

JPY-LIBOR-BBA	Japanese Yen-London Inter-Bank Offered Rate-British Bankers’ Association

MXN TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NZD-BBR-FRA	New Zealand Dollar-Bank Bill Rate-Forward Rate Agreement

TELBOR	Tel Aviv Inter-Bank Offered Rate

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate-British Bankers’ Association
Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 —	Significant observable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$8,155,597	$155,392,605	—	$163,548,202
Derivatives*	(146,519)	5,309,579	—	5,163,060
Call options written	—	(88,390)	—	(88,390)

Total	$8,009,078	$160,613,794	—	$168,622,872

* Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance as of December 31, 2007	$1,546
Gains (losses):
Net realized gains (losses)	(1,546)
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—

Balance as of September 30, 2008	$—

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium, the recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments was $165,411,423.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$13,591
Depreciation	(1,876,812)

Net unrealized appreciation (depreciation) of investments	$(1,863,221)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Global Government Enhanced Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.